MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)			12 Months Ended
	Jul. 06, 2023	Oct. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment loss					$ 40,002
Purchase of property, plant and equipment, classified as investing activities			$ 44,991	53,001
Eagle Plains [Member]
IfrsStatementLineItems [Line Items]
Impairment loss				15,000
Extra High Claims [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			33.00%
Colt Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			67.00%
Acacia Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			60.00%
Property related expenditure		$ 100,000
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Impairment loss				$ 25,001
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 15,000
Number of common stock issued	50,000
Other finance cost			$ 38,001
[custom:ExpiredDate]			Jun. 30, 2023
Payment for commercial production			$ 500,000